Revenue - Estimated revenue expected to be recognized in the future related to performance obligations (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue from Contract with Customer [Abstract]
Remaining performance obligation	$ 206,900
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period	1 year